Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Statement [Abstract]
Content-related costs and others	¥ 298,160	$ 46,027	¥ 127,929	¥ 95,987
Depreciation and amortization	43,160	6,663	31,703	26,439
Bandwidth and internet data center	38,893	6,004	30,713	21,047
VAT and surcharges	288,908	44,600	191,153	108,763
Cost of revenues	¥ 669,121	$ 103,294	¥ 381,498	¥ 252,236